Share-based compensation plans (Share options number and weighted average price) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares CAD ($) $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares CAD ($) $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year | shares			3,458,001			6,158,539
Options granted | shares			0			0
Options forfeited | shares			0			(18,005)
Options expired | shares			(2,475)			(886,009)
Options exercised		(401,955)	(401,955)		(1,796,524)	(1,796,524)
End of year | shares			3,053,571			3,458,001
Weighted average exercisable price - beginning of year				$ 16.72			$ 16.98
Weighted average exercisable price for options granted				0			0
Weighted average exercisable price for options forfeited				0			26.08
Weighted average exercisable price for options expired				26.81			22.05
Weighted average exercise price for options exercised				23.96			14.90
Weighted average exercisable price - end of year				$ 15.75			$ 16.72
Exercisable | shares	3,053,571	3,053,571	3,053,571	3,053,571	3,162,415	3,162,415	3,162,415
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	3,053,571	3,053,571	3,053,571	3,053,571	3,458,001	3,458,001	3,458,001	6,158,539
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 15.75	$ 15.75	$ 15.75	$ 15.75	$ 16.72	$ 16.72	$ 16.72	$ 16.98
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	3,053,571	3,053,571	3,053,571	3,053,571	3,162,415	3,162,415	3,162,415
Options exercisable - Weighted average exercisable price	$ 15.75	$ 15.75	$ 15.75	$ 15.75	$ 16.85	$ 16.85	$ 16.85
$11.32 - 15.83 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year | shares			1,772,271
Weighted average exercisable price - end of year				$ 14.57
Exercisable | shares	1,772,271	1,772,271	1,772,271	1,772,271
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	1,772,271	1,772,271	1,772,271	1,772,271
Options outstanding - Weighted average remaining life	3 years 2 months 12 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 14.57	$ 14.57	$ 14.57	$ 14.57
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	1,772,271	1,772,271	1,772,271	1,772,271
Options exercisable - Weighted average exercisable price	$ 14.57	$ 14.57	$ 14.57	$ 14.57
$11.32 - 15.83 [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	11.32	11.32	11.32	11.32
$11.32 - 15.83 [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	$ 15.83	$ 15.83	$ 15.83	15.83
$15.84 - 19.30 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year | shares			1,281,300
Weighted average exercisable price - end of year				$ 17.39
Exercisable | shares	1,281,300	1,281,300	1,281,300	1,281,300
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	1,281,300	1,281,300	1,281,300	1,281,300
Options outstanding - Weighted average remaining life	9 months 18 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 17.39	$ 17.39	$ 17.39	$ 17.39
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	1,281,300	1,281,300	1,281,300	1,281,300
Options exercisable - Weighted average exercisable price	$ 17.39	$ 17.39	$ 17.39	$ 17.39
$15.84 - 19.30 [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	15.84	15.84	15.84	15.84
$15.84 - 19.30 [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	$ 19.3	$ 19.3	$ 19.3	$ 19.3